SHARE BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 30, 2017	Jun. 21, 2016	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee and non-employee share-based compensation expense						$ 57,430	$ 14,368
Employee share-based compensation expense						55,258	9,849
Non-employee share-based compensation expense						$ 2,172	$ 4,519
Exercise price (in dollars per share)			$ 21.22
Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (in shares)						259,442,785	259,442,785
Repurchase period following termination			60 days			60 days
Repurchase period following fourth anniversary			60 days			60 days
Carry unit plan, written promissory note period			3 years			3 years
Weighted average fair value (in dollars per unit)			$ 2.10			$ 2.50	$ 1.76
Employee and non-employee share-based compensation expense			$ 17,501	$ 7,848
Employee share-based compensation expense			16,872	5,786
Non-employee share-based compensation expense			$ 629	$ 2,062
Carry Unit Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		50.00%	50.00%
Carry Unit Awards | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%	25.00%			25.00%
Carry Unit Awards | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%	25.00%			25.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee share-based compensation expense			$ 4,122		$ 3,848			$ 9,159
Employee | Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						211,670,834
Affiliates | Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						11,300,000
2017 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (in shares)						9,879,291
Options granted (in shares)	5,110,747
Exercise price (in dollars per share)	$ 19.48
2017 LTIP | December 30, 2017 - Grant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options nonvested (in shares)						2,730,949
2017 LTIP | December 30, 2017 - Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options nonvested (in shares)						2,379,798
2017 LTIP | Stock Options | December 30, 2017 - Grant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						100.00%
2017 LTIP | Stock Options | Tranche One | December 30, 2017 - Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						50.00%
2017 LTIP | Stock Options | Tranche Two | December 30, 2017 - Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						25.00%
2017 LTIP | Stock Options | Tranche Three | December 30, 2017 - Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						25.00%